Other taxes payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other taxes payable
Withholding individual income taxes for employees		¥ 9,727	¥ 4,268
VAT payables		12,105	11,728
Others		662	978
Total	$ 3,231	¥ 22,494	¥ 16,974